Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001839175
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	M3-Brigade Acquisition II Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40162
Entity Tax Identification Number	86-1359752
Entity Address, Address Line One	1700 Broadway—19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	MBAC.U
Security Exchange Name	NYSE
Class 160 A 160 Ordinary 160 Shares 160included 160as Part 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	MBAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	MBAC.WS
Security Exchange Name	NYSE